Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2010
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities
30.	Derivative Instruments and Hedging Activities

The Company applied fair value hedge accounting for derivative transactions which qualified for hedge accounting. Fair values of derivatives not qualifying for hedge accounting are reflected in "Trading assets" or "Trading liabilities" and any changes in fair values related to these derivatives transactions are reflected in "Net Trading Revenue". The fair values of derivatives qualifying for hedge accounting are included in "Other assets" or "Other liabilities" and the earnings impact of these fair value hedges and the change in fair value attributable to the risk being hedged for the hedged item are included in "Other non-interest income" or "Other non-interest expenses."

Through December 31, 2006, the Company's hedge accounting was applied exclusively to those interest rate swap transactions that qualified for the short-cut method of hedge accounting. In 2007, in respect of new qualifying hedge relationships, the Company began using standard statistical methods of regression analysis to perform an ongoing prospective and retrospective assessment of the effectiveness of the hedging relationships involving interest rate swaps (i.e., the Company applied the "long-haul" method of hedge accounting) while, at the same time, continuing to use the short-cut method for qualifying hedge relationships existing as of January 1, 2007.

In the normal course of business, the Company enters into derivatives and foreign exchange contracts to manage the risk exposures of its customers. The Company also uses derivative instruments in reducing risk exposures relating to fluctuations in its own trading accounts, and assets and liabilities in response to interest rate and foreign exchange risks.

The Company uses interest rate derivatives principally to manage exposure to fluctuations in fair value in response to interest rate risk. Pay-fixed receive-variable interest rate swaps are used to convert fixed rate assets, principally debt securities, into synthetic variable rate instruments. Receive-fixed pay-variable interest rate swaps are used to convert fixed rate funding sources, principally fixed rate debt, into synthetic variable rate funding instruments. Cross-currency interest rate swaps are contracts that generally involve the exchange of both interest and principal amounts in two different currencies. Cross-currency swaps are used by the Company to convert asset and funding denominated from one currency into another currency.

Derivative instruments may expose the Company to market risk or credit risk in excess of the amounts recorded on the balance sheets. Market risk arises due to market price, interest rate and foreign exchange rate fluctuations that may result in a decrease in the market value of a financial instrument and/or an increase in its funding cost. Exposure to market risk is managed through position limits and other controls and by entering into hedging transactions. Credit risk is the possibility that loss may occur from counterparty failure to perform according to the terms of the contract and if the value of collateral held, if any, was not adequate to cover such losses. Credit risk is controlled through credit approvals, limits and monitoring procedures based on the same credit policies used for on-balance-sheet instruments. Generally, collateral or other security is not required. The amount of collateral obtained, if any, is based on the nature of the financial instrument and management's credit evaluation of each counterparty.

The following table presents the notional amounts of the Company's derivative instruments as of December 31, 2009.

		Other derivative instruments
	Hedging instruments under ASC 815	Trading Derivatives	Management Hedges	Total
	(In millions of Korean won)
Foreign exchange spot contracts	—	2,451,179	—	2,451,179

Foreign exchange derivatives:
Currency futures	—	1,552,324	—	1,552,324
Currency forwards	—	35,506,815	—	35,506,815
Currency swaps	1,167,600	18,800,976	—	19,968,576
Currency options purchased	—	1,479,661	—	1,479,661
Currency options sold	—	1,784,605	—	1,784,605

Interest rate derivatives:
Interest rate futures	—	3,770,071	—	3,770,071
Interest rate swaps	2,363,590	90,068,589	—	92,432,179
Interest rate options purchased	—	4,700,000	—	4,700,000
Interest rate options sold	—	3,453,481	—	3,453,481

Equity derivatives:
Stock futures	—	75,043	—	75,043
Stock options purchased	—	3,607,076	21,574	3,628,650
Stock options sold	—	1,892,687	21,574	1,914,261
Stock swaps	—	154,197	17,203	171,400

Credit derivatives:
Protection sold	—	200,000	—	200,000

Commodity and other derivatives:
Forwards	—	—	41,727	41,727
Others	190,000	121,851	60,000	371,851

Total derivative notionals	3,721,190	169,618,555	162,078	173,501,823

The following table presents the notional amounts of the Company's derivative instruments as of December 31, 2010.

		Other derivative instruments
	Hedging instruments under ASC 815	Trading Derivatives	Management Hedges	Total
	(In millions of Korean won)
Foreign exchange spot contracts	—	1,300,882	—	1,300,882

Foreign exchange derivatives:
Currency futures	—	609,989	—	609,989
Currency forwards	—	36,597,264	—	36,597,264
Currency swaps	1,138,900	16,870,518	—	18,009,418
Currency options purchased	—	481,461	—	481,461
Currency options sold	—	536,443	—	536,443

Interest rate derivatives:
Interest rate futures	—	1,067,924	—	1,067,924
Interest rate swaps	2,015,597	97,030,813	—	99,046,410
Interest rate options purchased	—	5,970,000	—	5,970,000
Interest rate options sold	—	5,531,894	—	5,531,894

Equity derivatives:
Stock futures	—	168,621	—	168,621
Stock options purchased	—	3,534,250	—	3,534,250
Stock options sold	—	1,321,709	—	1,321,709
Stock swaps	—	7,638	—	7,638

Credit derivatives:
Protection sold	—	200,000	—	200,000

Commodity and other derivatives:
Others	190,000	—	60,000	250,000

Total derivative notionals	3,344,497	171,229,406	60,000	174,633,903

The following table presents the derivative assets and liabilities included in the Company's consolidated balance sheets as December 31, 2009.

	Derivatives assets			Derivatives liabilities
	Trading derivatives	Qualifying Accounting Hedge	Total	Trading derivatives	Qualifying Accounting Hedge	Total
	(In millions of Korean won)
Foreign exchange spot contracts	2,878	—	2,878	2,812	—	2,812
Foreign exchange derivatives	2,592,510	—	2,592,510	1,751,492	166,817	1,918,309
Interest rate derivatives	573,309	48,070	621,379	814,637	8,692	823,329
Equity derivatives	86,267	—	86,267	321,803	—	321,803
Credit derivatives	2,118	—	2,118	—	—	—
Commodity derivatives	2,410	—	2,410	2,386	—	2,386
Other derivatives	1,821	—	1,821	5,306	34,420	39,726

Total derivatives assets/liabilities	3,261,313	48,070	3,309,383	2,898,436	209,929	3,108,365

The following table presents the derivative assets and liabilities included in the Company's consolidated balance sheets as December 31, 2010.

	Derivatives assets			Derivatives liabilities
	Trading derivatives	Qualifying Accounting Hedge	Total	Trading derivatives	Qualifying Accounting Hedge	Total
	(In millions of Korean won)
Foreign exchange spot contracts	1,415	—	1,415	1,839	—	1,839
Foreign exchange derivatives	1,747,629	—	1,747,629	1,110,304	192,933	1,303,237
Interest rate derivatives	596,004	108,944	704,948	732,425	—	732,425
Equity derivatives	38,949	—	38,949	141,501	—	141,501
Credit derivatives	1,954	—	1,954	—	—	—
Other derivatives	3,743	—	3,743	3,513	24,958	28,471

Total derivatives assets/liabilities	2,389,694	108,944	2,498,638	1,989,582	217,891	2,207,473

The following table presents the trading gains(losses) in the Company's consolidated income statements for the year ended December 31, 2009.

Trading gains(losses) (1)
(In millions of Korean won)

Foreign exchange spot contracts	98,101
Foreign exchange derivatives	269,934
Interest rate derivatives	(206,435)
Equity derivatives	6,738
Credit derivatives	16,000
Commodity derivatives	(490)
Other derivatives	(2,930)

Total	180,918

(1)	Amounts are recorded in net trading revenue.

The following table presents the trading gains(losses) in the Company's consolidated income statements for the year ended December 31, 2010.

Trading gains(losses) (1)
(In millions of Korean won)
Foreign exchange spot contracts	(368,713)
Foreign exchange derivatives	692,478
Interest rate derivatives	(29,744)
Equity derivatives	89,096
Credit derivatives	1,869
Commodity derivatives	(61)
Other derivatives	4,636

Total	389,561

(1)	Amounts are recorded in net trading revenue.

The following table presents certain information related to the Company's derivatives designated as fair value hedges for the years ended December 31, 2009 and 2010.

	2009			2010
	Derivatives(1)	Hedged Items(1)	Hedge ineffectiveness	Derivatives(1)	Hedged items(1)	Hedge ineffectiveness
	(In millions of Korean won)
Foreign exchange derivatives	(165,271)	106,655	(58,616)	(25,764)	27,816	2,052
Interest rate derivatives	(62,411)	68,813	6,402	69,005	(60,923)	8,082
Other derivatives	(33,203)	39,497	6,294	8,088	(8,309)	(221)

Total	(260,885)	214,965	(45,920)	51,329	(41,416)	9,913

(1)	Amounts are recorded in other non-interest income(expense).

Credit Derivatives

The Company enters into credit derivatives primarily to facilitate client transactions. Credit derivatives derive value based on an underlying third party-referenced obligation and generally require the Company as the seller of credit protection to make payments to a buyer upon the occurrence of predefined credit events. Such credit events generally include bankruptcy of the referenced entity, debt restructuring and failure to pay under the obligation, as well as acceleration of indebtedness and payment repudiation or moratorium. For credit derivatives based on a portfolio of referenced credits or credit indices, the Company may not be required to make payment until a specified amount of loss has occurred and/or may only be required to make payment up to a specified amount. As of December 31, 2010, all credit derivatives include only credit default swaps ("CDS"), in which the Company is the protection seller. Based on the credit quality of the underlying reference entities, all investments have been classified as investment grade and their expiration at December 31, 2010 and 2009 are summarized as follows.

2009

	Maximum Payout/ Notional	Less than 1 year	1 to 3 years	Fair value liability
	(In millions of Korean won)
Credit default swaps(1)	200,000	—	2,118	2,118

2010

	Maximum Payout/ Notional	Less than 1 year	1 to 3 years	Fair value asset
	(In millions of Korean won)
Credit default swaps(1)	200,000	1,954	—	1,954

(1)	The Company considers ratings of BBB- or higher to meet the definition of investment grade.

The maximum potential amount of future payments under CDS contracts presented in the table above is based on the notional value of the derivatives. The Company believes that the maximum potential amount of future payments for credit protection sold is not representative of the actual loss exposure based on historical experience. This maximum potential amount has not been reduced by the Company's rights to the underlying assets and the related cash flows. In accordance with most CDS contracts, should a credit event (or settlement trigger) occur, the Company is usually liable for the difference between the protection sold and the recourse it holds in the value of the underlying assets. Thus, if the reference entity defaults, the Company will generally have a right to collect on the underlying reference credit and any related cash flows, while being liable for the full notional amount of credit protection sold to the buyer.

As of December 31, 2009 and December 31, 2010, the Company has not purchased protection against the credit protection sold to offset derivative contract positions.

Credit-Risk-Related Contingent Features in Derivatives

Certain derivative instruments contain provisions that require the Company to either post additional collateral or immediately settle any outstanding liability balances upon the occurrence of a specified credit-risk-related event. These events, which are defined by the existing derivative contracts, are primarily downgrades in the credit ratings of the Company and its affiliates. The fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position as of December 31, 2009 and December 31, 2010 is (Won)1,590,026 million and (Won)1,281,782 million, respectively. The Company has posted (Won)257,852 million and (Won)63,703 million as collateral for this exposure in the normal course of business as of December 31, 2009 and December 31, 2010. Each downgrade would trigger additional collateral requirements for the Company and its affiliates. In the event that each legal entity was downgraded a single notch as of December 31, 2009 and December 31, 2010, the Company would be required to post additional collateral of (Won)173,559 million and (Won)150,379 million, respectively.

Counterparty Credit Risk

By using derivatives, the Company is exposed to counterparty credit risk if counterparties to the derivative contracts do not perform as expected. If a counterparty fails to perform its obligation, the Company's counterparty credit risk is equal to the amount of derivative assets balance net of derivative liabilities and the related collateral, with the same counterparty subject to master netting arrangements under the guidance covering the offsetting of amounts related to certain contracts. As of December 31, 2009, the Company's exposure to counterparty credit risk amounted to (Won)1,453,925 million, which is composed of (Won)93,797 million related to foreign financial institutions, (Won)5,990 million related to foreign non-financial institutions, (Won)47,628 million related to domestic financial institutions and (Won)1,306,510 million related to domestic non-financial institutions. As of December 31, 2010, the Company's exposure to counterparty credit risk amounted to (Won)835,094 million, which is composed of (Won)76,055 million related to foreign financial institutions, (Won)8,377 million related to foreign non-financial institutions, (Won)58,225 million related to domestic financial institutions and (Won)692,437 million related to domestic non-financial institutions. The amount of collateral netted against derivative assets was (Won)76,690 million and (Won)11,188 million, as of December 31, 2009 and December 31, 2010, respectively. The Company minimizes counterparty credit risk through credit approvals, limits, monitoring procedures, executing master netting arrangements and obtaining collateral, where appropriate.